SUBSTITUTION OF NEW PORTFOLIOS OF EQ ADVISORS TRUST
                    FOR PORTFOLIOS OF THE HUDSON RIVER TRUST
                        Supplement dated August 30, 1999
                   to prospectuses dated May 1,1999 or later
                    for Variable Annuity Contracts issued by
           The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This supplement relates to our current prospectuses for:

o    Members Retirement Program(R) - Separate Account No. 51.

o    Retirement Investment Account(R) ("RIA") - Separate Account No. 51

Currently, each Fund of Separate Account No. 51 invests in Class IA shares of a corresponding Portfolio of The Hudson River Trust.

The Securities and Exchange Commission has published a notice of our filing of an application for an order of exemption permitting the transfer of assets involved in the Substitution of new Portfolios of EQ Advisors Trust for Portfolios of The Hudson River Trust. The new Portfolios that will be available under Separate Account No. 51 will replace each of The Hudson River Trust Portfolios currently available. We expect the order to be issued in September 1999. The proposed Substitution is discussed in the prospectuses dated May 1, 1999 or later for the Members Retirement Program and the RIA program.

We plan to effect the Substitution on or about October 1, 1999. At that time, the assets of each of the Portfolios of The Hudson River Trust will be transferred to the corresponding new Portfolios of EQ Advisors Trust. The Class IA shares of The Hudson River Trust will become Class IA shares of EQ Advisors Trust. At the time the Substitution is effected, the value of your Funds in Separate Account No. 51 will be the same as immediately before the Substitution.

We will send you written confirmation that the Substitution has been completed. After that, your investment results in Separate Account No. 51 will be based on the investment performance of the corresponding EQ Advisors Trust Portfolios. The Hudson River Trust Portfolios will no longer be available.

The management fees for the new Portfolios will be the same as those for the corresponding Portfolios of The Hudson River Trust. It is expected that the other Portfolio expenses may increase marginally by 0.01%.

Of course, you may make transfers among the investment options, as usual.

If you have any questions regarding the Substitution, please communicate with us directly or contact one of our Account Executives.


   Copyright 1999. The Equitable Life Assurance Society of the United States.
    All rights reserved. Members Retirement Program and Retirement Investment
             Account are a registered service marks of The Equitable
                  Life Assurance Society of the United States.

888-1216

Retirement Investment Account(R)



SUPPLEMENT DATED AUGUST 30, 1999
TO THE PROSPECTUS DATED MAY 4, 1999
--------------------------------------------------------------------------------

This supplement adds and modifies certain information contained in the prospectus dated May 4, 1999 for the Retirement Investment Account issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.

You should read this supplement together with the prospectus. Terms used in this supplement have the same meaning as they do in the prospectus, unless we indicate otherwise. This supplement provides information on:

(1) the following 12 new Funds available under the Retirement Investment Account contract: EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian International, Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, Lazard Large Cap Value, Lazard Small Cap Value, MFS Growth with Income, EQ/Putnam International Equity, and EQ/Putnam Investors Growth;

(2)  the Equitable Companies Incorporated name change to AXA Financial, Inc.;

(3) change in management of EQ Advisors Trust from EQ Financial Consultants, Inc. to Equitable Life;

(4)  EQ Financial Consultants, Inc. plans to become AXA Advisors, LLC; and

(5)  updated information "About our year 2000 progress."


(1) NEW VARIABLE INVESTMENT OPTIONS

THE FOLLOWING SENTENCE REPLACES THE SECOND SENTENCE OF THE FIRST PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS:

Thirty-seven investment funds ("Funds") and a guaranteed interest account are available under RIA.


THE FOLLOWING REPLACES THE CHART OF "FUNDS" ON THE COVER PAGE OF THE PROSPECTUS. THE NEW FUNDS ARE IN ITALICS:

--------------------------------------------------------------------------------
                                      FUNDS
--------------------------------------------------------------------------------
POOLED SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
o Alliance Bond -- Separate              o Alliance Common Stock --
  Account No. 13                           Separate Account No. 4
o Alliance Balanced -- Separate          o Alliance Aggressive Stock --
  Account No. 10                           Separate Account No. 3
--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51
--------------------------------------------------------------------------------
o Alliance Money Market                  o Alliance Equity Index
o Alliance Intermediate                  o Alliance Global
  Government Securities                  o Alliance International
o Alliance Quality Bond                  o Alliance Small Cap Growth
o Alliance High Yield                    o Alliance Conservative Investors
o Alliance Growth and Income             o Alliance Growth Investors
--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66
--------------------------------------------------------------------------------
o EQ/Alliance Premier Growth             o MFS Growth with Income
o Calvert Socially Responsible*          o MFS Research
o Capital Guardian International         o Morgan Stanley Emerging Markets
o Capital Guardian Research                Equity
o Capital Guardian U.S. Equity           o EQ/Putnam Balanced
o EQ/Evergreen                           o EQ/Putnam Growth & Income
o EQ/Evergreen Foundation                  Value
o Lazard Large Cap Value*                o EQ/Putnam International Equity
o Lazard Small Cap Value*                o EQ/Putnam Investors Growth
o Merrill Lynch Basic Value Equity       o T. Rowe Price Equity Income
o Merrill Lynch World Strategy           o T. Rowe Price International Stock
o MFS Emerging Growth                    o Warburg Pincus Small
  Companies                                Company Value
--------------------------------------------------------------------------------
* May not currently be available in the State of California.



IN THE "RIA AT A GLANCE -- KEY FEATURES" SECTION, ON PAGE 5 OF THE PROSPECTUS, THE INFORMATION IN THE FIRST BULLET POINT UNDER "RIA FEATURES" IS MODIFIED AS
FOLLOWS:


   o Thirty-eight investment options. The maximum number of active investment options that may be selected at any time is 25.



    Copyright 1999 The Equitable Life Assurance Society of the United States. All rights reserved. Retirement Investment Account is a registered service mark of The Equitable Life Assurance Society of the United States.

888-1215

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2
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THE FOLLOWING INFORMATION IS ADDED TO THE "FUNDS OF SEPARATE ACCOUNT NO. 66"
ON PAGE 9 OF THE PROSPECTUS:

                                        FUNDS OF SEPARATE ACCOUNT NO. 66

-----------------------------------------------------------------------------------------------------------------------
                                                  EQ/ALLIANCE   CALVERT       CAPITAL         CAPITAL      CAPITAL
                                                  PREMIER       SOCIALLY      GUARDIAN        GUARDIAN     GUARDIAN
                                                  GROWTH        RESPONSIBLE   INTERNATIONAL   RESEARCH     U.S. EQUITY
-----------------------------------------------------------------------------------------------------------------------
PARTICIPATING PLAN TRANSACTION EXPENSES:

  Maximum contingent withdrawal charge (as a
    percentage of plan balances) (1)              -----------------------------6% Maximum------------------------------

  Maximum annual ongoing operations fee (as a
    percentage of plan balances) (2)              ----------------------------1.25% Maximum----------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES:

  Administrative charge                           --------------------------------None---------------------------------

EQ ADVISORS TRUST ANNUAL EXPENSES:

  Investment advisory fee                         0.90%         0.65%         0.75%           0.65%        0.65%

  Rule 12b-1 Fee (6)                              0.25%         0.25%         0.25%           0.25%        0.25%

  Other expenses                                  0.00%         0.15%         0.20%           0.05%        0.05%
-----------------------------------------------------------------------------------------------------------------------
    Total EQ Advisors Trust Annual Expenses
      (After Expense Limitation) (4)(7)           1.15%         1.05%         1.20%           0.95%        0.95%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                              LAZARD          LAZARD
                                                                EQ/EVERGREEN  LARGE CAP       SMALL CAP    MFS GROWTH
                                                  EQ/EVERGREEN  FOUNDATION    VALUE           VALUE        WITH INCOME
-----------------------------------------------------------------------------------------------------------------------

 PARTICIPATING PLAN TRANSACTION EXPENSES:

   Maximum contingent withdrawal charge (as a
     percentage of plan balances) (1)              -----------------------------6% Maximum-----------------------------

   Maximum annual ongoing operations fee (as a
     percentage of plan balances) (2)              ----------------------------1.25% Maximum---------------------------

 SEPARATE ACCOUNT ANNUAL EXPENSES:

   Administrative charge                           --------------------------------None--------------------------------

 EQ ADVISORS TRUST ANNUAL EXPENSES:
                                                  0.75%         0.63%         0.55%           0.80%        0.55%
   Investment advisory fee
                                                  0.25%         0.25%         0.25%           0.25%        0.25%
   Rule 12b-1 Fee (6)
                                                  0.05%         0.07%         0.15%           0.15%        0.05%
   Other expenses
-----------------------------------------------------------------------------------------------------------------------
     Total EQ Advisors Trust Annual Expenses
       (After Expense Limitation) (4)(7)          1.05%         0.95%         0.95%           1.20%        0.85%
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            FUNDS OF SEPARATE ACCOUNT NO. 66 (CONCLUDED)
-----------------------------------------------------------------------------------------------------------------------

                                                  EQ/PUTNAM                           EQ/PUTNAM
                                                  INTERNATIONAL                       INVESTORS
                                                  EQUITY                              GROWTH
-----------------------------------------------------------------------------------------------------------------------
 PARTICIPATING PLAN TRANSACTION EXPENSES:

   Maximum contingent withdrawal charge (as a
     percentage of plan balances) (1)             -----------------------------6% Maximum------------------------------

   Maximum annual ongoing operations fee (as a
     percentage of plan balances) (2)             ----------------------------1.25% Maximum----------------------------

 SEPARATE ACCOUNT ANNUAL EXPENSES:

   Administrative charge                          --------------------------------None---------------------------------

 EQ ADVISORS TRUST ANNUAL EXPENSES:
                                                  0.70%                               0.55%
   Investment advisory fee
                                                  0.25%                               0.25%
   Rule 12b-1 Fee (6)
                                                  0.25%                               0.15%
   Other expenses
-----------------------------------------------------------------------------------------------------------------------

     Total EQ Advisors Trust Annual Expenses
       (After Expense Limitation) (4)(7)          1.20%                               0.95%
-----------------------------------------------------------------------------------------------------------------------


THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FIRST PARAGRAPH OF FOOTNOTE 7 ON PAGE 10 OF THE PROSPECTUS:

The expense limitations (other than the above expenses and fees) for the new Portfolios are: 0.90% for EQ/Alliance Premier Growth; 0.80% for Calvert Socially Responsible; 0.95% for Capital Guardian International; 0.70% for Capital Guardian Research, and Capital Guardian U.S. Equity; 0.80% for EQ/Evergreen; 0.70% for EQ/Evergreen Foundation, and Lazard Large Cap Value; 0.95% for Lazard Small Cap Value; 0.60% for MFS Growth with Income; 0.95% for EQ/Putnam International Equity; and 0.70% for EQ/Putnam Investors Growth. During 1999, EQF plans to change its name to AXA Advisors, Inc.


THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH OF FOOTNOTE 7 ON PAGE 10 OF THE PROSPECTUS:


Absent the expense limitation, the "Other Expenses" for 1998 on an annualized basis for each of the new Portfolios would have been: 0.40% for Lazard Large Cap Value; 0.49% for Lazard Small Cap Value; 0.29% for EQ/Putnam Investors Growth; and 0.51% for EQ/Putnam International Equity. For the following Portfolios, the "Other Expenses" for 1999, absent the expense limitation, are estimated to be as follows: 0.74% for EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, and Capital Guardian Research; 0.43% for Calvert Socially Responsible; 1.03% for Capital Guardian International; 0.76% for EQ/Evergreen; 0.86% for EQ/Evergreen Foundation; and 0.59% for MFS Growth with Income. Initial seed capital was invested on December 31, 1998 for the EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income Portfolios; April 30, 1999 for the EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research, and Capital Guardian U.S. Equity Portfolios; and August 30, 1999 for the Calvert Socially Responsible Portfolio. The other Portfolios commenced operations on the following dates: October 1, 1997 for the EQ/Putnam Investors Growth and EQ/Putnam International Equity Portfolios; and December 31, 1997 for the Lazard Large Cap Value, and Lazard Small Cap Value Portfolios.

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4
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THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES ON PAGE 12:


THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATIONS ILLUSTRATED. PLEASE REFER TO YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXAMPLES.

-----------------------------------------------------------------------------------------------------------------------
                                IF THE ENTIRE EMPLOYER PLAN BALANCE IS     IF THE ENTIRE EMPLOYER PLAN BALANCE IS NOT
                                WITHDRAWN AT THE END OF EACH PERIOD        WITHDRAWN AT THE END OF EACH PERIOD SHOWN,
                                SHOWN, THE EXPENSE WOULD BE:               THE EXPENSE WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth      $81.89     $127.66       --         --       $20.10     $62.11      --         --
Calvert Socially Responsible    $80.91     $124.70       --         --       $19.06     $58.96      --         --
Capital Guardian International  $82.38     $129.14       --         --       $20.62     $63.69      --         --
Capital Guardian Research       $79.93     $121.73       --         --       $18.01     $55.79      --         --
Capital Guardian U.S. Equity    $79.93     $121.73       --         --       $18.01     $55.79      --         --
EQ/Evergreen                    $80.91     $124.70       --         --       $19.06     $58.96      --         --
EQ/Evergreen Foundation         $79.93     $121.73       --         --       $18.01     $55.79      --         --
Lazard Large Cap Value          $79.93     $121.73       --         --       $18.01     $55.79      --         --
Lazard Small Cap Value          $82.38     $129.14       --         --       $20.62     $63.69      --         --
MFS Growth with Income          $78.95     $118.76       --         --       $16.97     $52.62      --         --
EQ/Putnam International Equity  $82.38     $129.14       --         --       $20.62     $63.69      --         --
EQ/Putnam Investors Growth      $79.93     $121.73       --         --       $18.01     $55.79      --         --
-----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE END OF THE SECTION "CONDENSED FINANCIAL INFORMATION" ON PAGE 12 OF THE PROSPECTUS:


No Condensed Financial Information is included for the new Funds added to Separate Account No. 66 (Pooled).


THE FOLLOWING SENTENCE REPLACES THE FIRST SENTENCE UNDER THE SECTION "INVESTMENT OPTIONS" ON PAGE 13 OF THE PROSPECTUS:


We offer 38 investment options under RIA, including the Funds and the guaranteed interest account.


THE FOLLOWING INFORMATION IS ADDED TO THE LIST OF FUNDS IN THE LAST PARAGRAPH UNDER THE SECTION "FUNDS INVESTING IN THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST" ON PAGE 17 OF THE PROSPECTUS:


Funds also investing in the corresponding Portfolios of EQ Advisors Trust are:
EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian International, Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, Lazard Large Cap Value, Lazard Small Cap Value, MFS Growth with Income, EQ/Putnam International Equity, and EQ/Putnam Investors Growth Funds.

--------------------------------------------------------------------------------
                                                                               5
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
THE FOLLOWING INFORMATION IS ADDED TO PAGE 18 OF THE PROSPECTUS:

PORTFOLIOS OF EQ ADVISORS TRUST
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                       OBJECTIVE                                  ADVISER
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth           Long-term growth of capital                Alliance Capital Management L.P.
---------------------------------------------------------------------------------------------------------------------------
Calvert Socially Responsible*        Seeks long-term capital appreciation       Calvert Asset Management Company, Inc. and
                                                                                Brown Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
Capital Guardian International       Long-term growth of capital                Capital Guardian Trust Company
---------------------------------------------------------------------------------------------------------------------------
Capital Guardian Research            Long-term growth of capital                Capital Guardian Trust Company
---------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity         Long-term growth of capital                Capital Guardian Trust Company
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                         Capital appreciation                       Evergreen Asset Management Corp.
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation              In order of priority, reasonable income,   Evergreen Asset Management Corp.
                                     conservation of capital, and capital
                                     appreciation
---------------------------------------------------------------------------------------------------------------------------
Lazard Large Cap  Value*             Capital appreciation                       Lazard Asset Management
---------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value*              Capital appreciation                       Lazard Asset Management
---------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income               Reasonable current income and              Massachusetts Financial Services Company
                                     long-term growth of capital and income
---------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity       Capital appreciation                       Putnam Investment Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth           Long-term growth of capital and any        Putnam Investment Management, Inc.
                                     increased income that results from
                                     this growth
---------------------------------------------------------------------------------------------------------------------------

* Currently is not available in the State of California. Please call our service consultants at 1-800-967-4560 for information regarding the availability of this Portfolio.


Other important information about the above Portfolios is included in the separate prospectus supplement for EQ Advisors Trust attached to this supplement.


THE FOLLOWING BENCHMARK INFORMATION IS ADDED TO PAGE 34 OF THE PROSPECTUS:


EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
CALVERT SOCIALLY RESPONSIBLE:  Standard & Poor's 500 Index.
CAPITAL GUARDIAN INTERNATIONAL: Morgan Stanley Capital International Europe, Australia, Far East Index.
CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
EQ/EVERGREEN: Russell 2000 Index.
EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index.
LAZARD LARGE CAP VALUE: Standard & Poor's 500 Index.
LAZARD SMALL CAP VALUE: Russell 2000 Index.
MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.
EQ/PUTNAM INTERNATIONAL EQUITY: Morgan Stanley Capital International Europe, Australia, Far East Index.
EQ/PUTNAM INVESTORS GROWTH: Standard & Poor's 500 Index.

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6
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--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE TABLE "ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998" ON PAGE 37 OF THE PROSPECTUS:

        --------------------------------------------------------------------------------------------
                                                              SINCE PORTFOLIO        PORTFOLIO
                                              1 YEAR             INCEPTION        INCEPTION DATE*
        --------------------------------------------------------------------------------------------
        EQUITY SERIES:
        --------------------------------------------------------------------------------------------
        DOMESTIC EQUITY
        --------------------------------------------------------------------------------------------
        Lazard Large Cap Value                 20.01%               20.01%             12/31/97
        --------------------------------------------------------------------------------------------
           Lipper Capital Appreciation         24.16%               24.16%
        --------------------------------------------------------------------------------------------
           Benchmark                           28.58%               28.58%
        --------------------------------------------------------------------------------------------
        ASSET ALLOCATION SERIES:
        --------------------------------------------------------------------------------------------
        Lazard Small Cap Value                 (7.03)%              (7.03)%            12/31/97
        --------------------------------------------------------------------------------------------
           Lipper Small Cap                     1.53%                1.53%
        --------------------------------------------------------------------------------------------
           Benchmark                           (2.54)%              (2.54)%
        --------------------------------------------------------------------------------------------
        EQUITY SERIES:
        --------------------------------------------------------------------------------------------
        INTERNATIONAL EQUITY
        --------------------------------------------------------------------------------------------
        EQ/Putnam International                19.51%               17.52%               5/1/97
        Equity
        --------------------------------------------------------------------------------------------
           Lipper International                12.17%                9.06%
        --------------------------------------------------------------------------------------------
           Benchmark                           20.00%               13.43%
        --------------------------------------------------------------------------------------------
        EQUITY SERIES:
        --------------------------------------------------------------------------------------------
        DOMESTIC EQUITY
        --------------------------------------------------------------------------------------------
        EQ/Putnam Investors Growth             36.27%               37.34%               5/1/97
        --------------------------------------------------------------------------------------------
           Lipper Growth                       25.82%               28.73%
        --------------------------------------------------------------------------------------------
           Benchmark                           28.58%               31.63%
        --------------------------------------------------------------------------------------------

* The inception dates for the Portfolios that became available on or after December 31, 1998 and are therefore not shown in the tables are:
   EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research, and Capital Guardian U.S. Equity (April 30, 1999); and Calvert Socially Responsible (August 30,1999).

--------------------------------------------------------------------------------
                                                                               7
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE TABLE "CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998" ON PAGE 40 OF THE PROSPECTUS:

        --------------------------------------------------------------------------------------------
                                                              SINCE PORTFOLIO        PORTFOLIO
                                              1 YEAR             INCEPTION        INCEPTION DATE*
        --------------------------------------------------------------------------------------------
        EQUITY SERIES:
        --------------------------------------------------------------------------------------------
        DOMESTIC EQUITY
        --------------------------------------------------------------------------------------------
        Lazard Large Cap Value                 20.01%               20.01%             12/31/97
        --------------------------------------------------------------------------------------------
           Lipper Capital Appreciation         24.16%               24.16%
        --------------------------------------------------------------------------------------------
           Benchmark                           28.58%               28.58%
        --------------------------------------------------------------------------------------------
        ASSET ALLOCATION SERIES:
        --------------------------------------------------------------------------------------------
        Lazard Small Cap Value                 (7.03)%              (7.03)%            12/31/97
        --------------------------------------------------------------------------------------------
           Lipper Small Cap                     1.53%                1.53%
        --------------------------------------------------------------------------------------------
           Benchmark                           (2.54)%              (2.54)%
        --------------------------------------------------------------------------------------------
        EQUITY SERIES:
        --------------------------------------------------------------------------------------------
        INTERNATIONAL EQUITY
        --------------------------------------------------------------------------------------------
        EQ/Putnam International                19.51%               30.97%               5/1/97
        Equity
        --------------------------------------------------------------------------------------------
           Lipper International                12.17%               15.88%
        --------------------------------------------------------------------------------------------
           Benchmark                           20.00%               23.42%
        --------------------------------------------------------------------------------------------
        EQUITY SERIES:
        --------------------------------------------------------------------------------------------
        DOMESTIC EQUITY
        --------------------------------------------------------------------------------------------
        EQ/Putnam Investors Growth             36.27%               69.93%               5/1/97
        --------------------------------------------------------------------------------------------
           Lipper Growth                       25.82%               52.86%
        --------------------------------------------------------------------------------------------
           Benchmark                           28.58%               57.60%
        --------------------------------------------------------------------------------------------

* The inception dates for the Portfolios that became available on or after December 31, 1998 and are therefore not shown in the tables are:
   EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research, and Capital Guardian U.S. Equity (April 30, 1999); and Calvert Socially Responsible (August 30, 1999).


THE FOLLOWING INFORMATION IS ADDED TO THE THIRD PARAGRAPH UNDER THE SECTION "ABOUT THE SEPARATE ACCOUNTS" ON PAGE 53 OF THE PROSPECTUS:


The EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian International, Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, Lazard Large Cap Value, Lazard Small Cap Value, MFS Growth with Income, EQ/Putnam International Equity, and EQ/Putnam Investors Growth Funds were established in 1999.

--------------------------------------------------------------------------------
8
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

(2) THE EQUITABLE COMPANIES INCORPORATED NAME CHANGE

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 58 OF THE PROSPECTUS:


In September 1999, The Equitable Companies Incorporated plans to change its name to "AXA Financial, Inc."


(3) CHANGE IN EQ ADVISORS TRUST MANAGEMENT

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH UNDER "ABOUT THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST" ON PAGE 53
OF THE PROSPECTUS:


In September 1999, Equitable Life will become the manager of EQ Advisors Trust following state regulatory approvals. As manager, Equitable Life will oversee the activities of the investment advisers with respect to EQ Advisors Trust. Equitable Life will be responsible for retaining or discontinuing the services of the advisers. Currently, EQ Financial Consultants, Inc. is the manager of EQ Advisors Trust.


(4) EQ FINANCIAL CONSULTANTS, INC. NAME CHANGE

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "PROPOSED SUBSTITUTION OF PORTFOLIOS" ON PAGE 53 OF THE PROSPECTUS:


By year end 1999, EQF plans to become "AXA Advisors, LLC," and will become an indirect subsidiary of AXA, Financial Inc.


(5) ABOUT OUR YEAR 2000 PROGRESS

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "ABOUT OUR YEAR 2000 PROGRESS" ON PAGE 55 OF THE PROSPECTUS:


Equitable Life relies upon various computer systems in order to administer your contract and operate the investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.


In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. All third-party vendors and service providers considered critical to Equitable Life's business have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. With respect to vendors and service providers considered non-critical, we believe we are on schedule for substantially all such vendors and service providers to be confirmed by September 30, 1999 as year 2000 compliant or the subject of a satisfactory plan for compliance. If such confirmation is not received by September 30, 1999, the vendor or service provider will be replaced, eliminated or the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

--------------------------------------------------------------------------------
9
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.


To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271) (1998).